Other Accrued Expenses and Other Current Liabilities (Details 1) - Accrued Warranty Costs [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Accrued Expenses and Liability [Line Items]
Balance at beginning of year	$ 103	$ 121	$ 197
Additions charged to expense	1,121	355	364
Amounts utilized	(997)	(373)	(440)
Balance at end of year	$ 227	$ 103	$ 121